Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-18761
Entity Registrant Name	Monster Beverage Corporation
Entity Central Index Key	0000865752
Entity Tax Identification Number	47-1809393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Monster Way
Entity Address, City or Town	Corona
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92879
City Area Code	951
Local Phone Number	739 - 6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false